Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	4 years 6 months
Volatility rates based on historical industry volatility	100.52%		90.65%
Risk-free interest rates	0.81%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted		3 years	3 years
Volatility rates based on historical industry volatility		94.39%
Risk-free interest rates		0.57%	1.18%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted		5 years	5 years
Volatility rates based on historical industry volatility		102.22%
Risk-free interest rates		0.83%	2.16%